Financial Instruments - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cumulative gain on equity investments reclassified from other comprehensive income to retained earnings upon disposal	¥ 6,935	¥ 5,357
Fair value of equity investments on dates of disposal	21,800	16,929
Hybrid subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions)	500,000		$ 500,000	$ 500,000
Foreign currency denominated loans
Disclosure of detailed information about financial instruments [line items]
Fair value	200,491	184,520
Foreign currency denominated bonds
Disclosure of detailed information about financial instruments [line items]
Fair value	¥ 2,548,795	¥ 2,871,256
Minimum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	3.9
Maximum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	13.7